Income Taxes - Schedule of Income Tax Expenses Benefits (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current tax expense	$ 47,866
Deferred tax benefits (expenses)			(43,930)
Total income taxes	$ 47,866		(43,930)
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Current tax expense
Deferred tax benefits (expenses)			1,142	(50,860)
Total income taxes			$ 1,142	$ (50,860)